Financial Risk Management - Summary of Maturity Analysis for Non-Derivative Financial Liabilities (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	R$ (360,776)	R$ (203,351)
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(429,183)	(238,571)
Trade Payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(1,247)	(831)
Trade Payables | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(1,247)	(831)
Labor and Social Security Obligations
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(90,700)	(106,299)
Labor and Social Security Obligations | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(90,700)	(106,299)
Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(86,211)	(85,544)
Lease liabilities | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(113,381)	(120,764)
Accounts Payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(7,328)	(10,677)
Accounts Payable | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(7,328)	(10,677)
Loans And Financing [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(175,290)
Loans And Financing [Member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(216,527)
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(141,330)	(140,111)
Less than 1 year | Trade Payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(1,247)	(831)
Less than 1 year | Labor and Social Security Obligations
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(87,732)	(106,299)
Less than 1 year | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(24,147)	(22,304)
Less than 1 year | Accounts Payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(7,328)	(10,677)
Less than 1 year | Loans And Financing [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(20,876)
Between 1 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(153,607)	(41,452)
Between 1 and 3 years | Labor and Social Security Obligations
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(2,968)
Between 1 and 3 years | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(45,878)	(41,452)
Between 1 and 3 years | Accounts Payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities		0
Between 1 and 3 years | Loans And Financing [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(104,761)
Over 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(134,246)	(57,008)
Over 3 years | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(43,356)	R$ (57,008)
Over 3 years | Loans And Financing [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	R$ (90,890)